Document and Entity Information	Nov. 08, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2022
Entity Registrant Name	Gulf Island Fabrication, Inc.
Entity Central Index Key	0001031623
Entity Emerging Growth Company	false
Entity File Number	001-34279
Entity Incorporation, State or Country Code	LA
Entity Tax Identification Number	72-1147390
Entity Address, Address Line One	2170 Buckthorne Place
Entity Address, Address Line Two	Suite 420
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	713
Local Phone Number	714-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value per share
Trading Symbol	GIFI
Security Exchange Name	NASDAQ